Statement of Income (USD $)	3 Months Ended		12 Months Ended		49 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Income Statement
Sales Revenue, Goods, Net	$ 0	$ 0	$ 0	$ 0	$ 0
Commitment Fees	0	0	0	0	0
Research and Development Expense	160,924	123,829	541,505	274,640	822,320
Professional Fees	28,479	10,850	206,856	57,994	271,130
ProfessionalAndContractServicesExpense	604,379	34,921	705,203		794,678
Other General Expense	65,065	77,700	260,072	1,033,565	1,464,813
Operating Income (Loss)	(858,847)	(247,300)	(1,713,636)	(1,366,199)	(3,352,941)
Net Income (Loss)	$ (858,847)	$ (247,300)	$ (1,713,636)	$ (1,366,199)	$ (3,352,941)
Earnings Per Share, Basic	$ (0.01)	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	85,582,367	73,821,825	80,264,523	73,534,702
Earnings Per Share, Diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	85,582,367	73,821,825	80,264,523	73,534,702